Subordinated borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Subordinated Borrowings

	Coupon rate		Coupon date		Year of next call		2017		2016
Fixed floating subordinated notes
EUR 700 million		4%		Annually, April 25		2024		695		695
Non-cumulative subordinated notes
USD 525 million		8%		Quarterly, February 15		2018		69		72
At December 31								764		767

Aegon N.V [member]
Summary of Subordinated Borrowings
	Coupon rate	Coupon date	Year of next call	2017	2016
Fixed floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	695	695
Non-cumulative subordinated notes
USD 525 million	8%	Quarterly, February 15	2018	69	72
At December 31				764	767